Financial Instruments (Tables)	6 Months Ended
Jun. 30, 2018
Fair Value Disclosures [Abstract]
Estimated Fair Value of Financial Instruments Measured at Fair Value on Recurring Basis
The following table includes the estimated fair value and carrying value of those assets and liabilities that are measured at fair value on a recurring and non-recurring basis, as well as the estimated fair value of the Partnership’s financial instruments that are not accounted for at fair value on a recurring basis.

		June 30, 2018		December 31, 2017
	Fair Value Hierarchy Level	Carrying Amount Asset (Liability) $	Fair Value Asset (Liability) $	Carrying Amount Asset (Liability) $	Fair Value Asset (Liability) $
Recurring:
Cash and cash equivalents and restricted cash	Level 1	253,627	253,627	250,294	250,294
Derivative instruments (note 8)
Interest rate swap agreements	Level 2	(96,121)	(96,121)	(168,247)	(168,247)
Cross currency swap agreements	Level 2	(42,118)	(42,118)	(44,006)	(44,006)
Foreign currency forward contracts	Level 2	(2,362)	(2,362)	(357)	(357)

Non-Recurring:
Vessels held for sale (note 14)	Level 2	8,000	8,000	—	—
Vessel and equipment (note 14)	Level 2	8,000	8,000	—	—
Vessels and equipment (note 14)	Level 3	83,991	83,991	—	—

Other:
Long-term debt - public (note 6)	Level 1	(668,182)	(677,861)	(666,427)	(671,635)
Long-term debt - non-public (note 6)	Level 2	(2,298,026)	(2,311,182)	(2,457,301)	(2,475,946)
Due to affiliates - long term (notes 7b, 7c, 7e and 7g)	Level 2	(290,959)	(329,981)	(163,037)	(210,089)

Summary of Partnership's Financing Receivables
The following table contains a summary of the Partnership’s financing receivables by type of borrower and the method by which the Partnership monitors the credit quality of its financing receivables on a quarterly basis:

	Credit Quality Indicator	Grade	June 30, 2018	December 31, 2017
			$	$
Direct financing leases	Payment activity	Performing	14,216	17,207